Deferred tax - Analysis of the deferred tax (Details) - GBP (£) £ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Analysis of deferred tax
Deferred tax assets	£ 29,997	£ 24,927	£ 17,607
UK
Analysis of deferred tax
Deferred tax assets	£ 29,997	£ 24,927	£ 17,607